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                             [NATIONWIDE LETTERHEAD]

October 31, 1997

VIA ELECTRONIC TRANSMISSION
---------------------------

The United States Securities and
         Exchange Commission
Judiciary Plaza
450 Fifth Street,  N. W.
Washington, D.C. 20549


RE:  Nationwide Fidelity Advisor Variable Account
     Nationwide Life Insurance Company
     Post-Effective Amendment No. 6
     SEC File No. 33-82174

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Nationwide Life Insurance Company (the "Company") and its Nationwide Fidelity Advisor Variable Account (the "Variable Account"), this is to certify that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in the Post-Effective Amendment No. 6 to the Registration Statement for the Company and the Variable Account.

Please call the undersigned at (614) 249-8678 if you have any questions regarding this filing.


Very truly yours,


NATIONWIDE LIFE INSURANCE COMPANY

/s/ Elizabeth A. Davin, Esq.
Elizabeth A. Davin, Esq.
Counsel

cc:  Lorna MacLoed
     Office of Insurance Products and Legal Compliance
     Stop 10-6